Debt - Outstanding Debt, Long-term and Debt Issuance Costs (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Principal outstanding
Debt due within one year	$ 33
Long-term debt	6,881
Debt held as subject to compromise	0
Carrying value	$ 6,914
Predecessor
Principal outstanding
Debt due within one year		$ 509
Long-term debt		485
Debt held as subject to compromise		7,705
Carrying value		$ 8,699